INCOME TAXES - Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current tax expense	$ 70	$ 48
Deferred tax expense
Origination and reversal of temporary differences	378	286
Tax rate changes on deferred tax balances	(1)	(191)
Decrease (increase) in tax loss carry forward	17	(1)
For the years ended December 31	394	94
Income tax expense	$ 464	$ 142